Income Taxes - Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Domestic			$ 57,251	$ 38,714	$ 38,791
Foreign			34,078	14,496	0
Income before income taxes	$ 8,402	$ 22,978	$ 91,329	$ 53,210	$ 38,791